Subsidiaries with material non-controlling interest (Details) - USD ($) $ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Accumulated balances of material non-controlling interest:
Non-controlling interests	$ 170,205	$ 172,397	$ 196,678	$ 170,205
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	1,271	(14,621)	(16,251)
Sociedad Minera El Brocal S.A.A
Accumulated balances of material non-controlling interest:
Non-controlling interests	148,792	144,501		148,792
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	4,322	(12,895)	(13,432)
Minera La Zanja S.R.L. [Member]
Accumulated balances of material non-controlling interest:
Non-controlling interests	20,064	26,121		20,064
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	(7,385)	(6,905)	(9,090)
S.M.R.L. Chaupiloma Dos de Cajamarca
Accumulated balances of material non-controlling interest:
Non-controlling interests	1,284	1,648		1,284
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	4,396	5,201	6,286
Apu Coropuna S.R.L. [Member]
Accumulated balances of material non-controlling interest:
Non-controlling interests	65	127		$ 65
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	(62)	(22)	(14)
Other minor subsidiaries [Member]
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	0	0	(1)
Country of domicile [member] | Sociedad Minera El Brocal S.A.A
Equity interest held by non-controlling interests:
Proportion of ownership interests held by non-controlling interests				38.57%
Accumulated balances of material non-controlling interest:
Non-controlling interests	148,792	144,501	161,917	$ 148,792
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	4,322	(12,895)	(13,432)
Country of domicile [member] | Minera La Zanja S.R.L. [Member]
Equity interest held by non-controlling interests:
Proportion of ownership interests held by non-controlling interests				46.94%
Accumulated balances of material non-controlling interest:
Non-controlling interests	20,064	26,121	33,026	$ 20,064
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	(7,385)	(6,905)	(9,090)
Country of domicile [member] | S.M.R.L. Chaupiloma Dos de Cajamarca
Equity interest held by non-controlling interests:
Proportion of ownership interests held by non-controlling interests				40.00%
Accumulated balances of material non-controlling interest:
Non-controlling interests	1,284	1,648	1,587	$ 1,284
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	4,396	5,201	6,286
Country of domicile [member] | Apu Coropuna S.R.L. [Member]
Equity interest held by non-controlling interests:
Proportion of ownership interests held by non-controlling interests				30.00%
Accumulated balances of material non-controlling interest:
Non-controlling interests	65	127	148	$ 65
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	(62)	(22)	(14)
Country of domicile [member] | Other minor subsidiaries [Member]
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	$ 0	$ 0	$ (1)